Fair Value (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,720,697,494	$ 4,235,568,766
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	551,115,346	570,366,855
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	459,849,026	468,094,524
Mutual Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	459,849,026	468,094,524
Mutual Funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	91,266,320	102,272,331
Company Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	91,266,320	102,272,331
Company Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,169,582,148	3,665,201,911
Common/Collective Trusts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/Collective Trusts | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/Collective Trusts | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0